UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/18

Item 1. Schedule of Investments.

TEMPLETON GROWTH FUND, INC.

Statement of Investments, November 30, 2018 (unaudited)
	Industry	Shares	Value
Common Stocks 95.2%
Canada 2.5%
Barrick Gold Corp	Metals & Mining	8,577,400	$109,361,850
Husky Energy Inc	Oil, Gas & Consumable Fuels	7,530,600	93,480,966
Wheaton Precious Metals Corp	Metals & Mining	7,040,719	110,494,582
			313,337,398
China 6.7%
[a] Baidu Inc., ADR	Interactive Media & Services	998,180	187,937,331
China Life Insurance Co. Ltd., H	Insurance	75,933,000	163,043,193
China Mobile Ltd	Wireless Telecommunication Services	14,949,900	148,368,799
[b] China Telecom Corp. Ltd., ADR.	Diversified Telecommunication Services	735,230	39,687,715
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	240,501,610	129,408,534
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	150,726,700	182,432,833
			850,878,405
Denmark 2.3%
A.P. Moeller-Maersk AS, B	Marine	94,489	134,431,491
Vestas Wind Systems AS	Electrical Equipment	2,042,329	152,407,989
			286,839,480
France 7.5%
AXA SA	Insurance	7,713,228	187,805,729
BNP Paribas SA	Banks	3,052,847	153,311,496
Compagnie de Saint-Gobain.	Building Products	2,034,606	75,374,420
Credit Agricole SA	Banks	9,929,735	123,252,693
Sanofi	Pharmaceuticals	2,421,863	218,745,033
Veolia Environnement SA	Multi-Utilities	8,882,514	188,732,705
			947,222,076
Germany 5.5%
Bayer AG	Pharmaceuticals	2,593,225	189,526,332
E.ON SE	Multi-Utilities	12,331,345	125,668,226
Merck KGaA	Pharmaceuticals	1,744,908	192,257,998
Siemens AG	Industrial Conglomerates	1,581,963	183,327,491
Siemens AG, ADR.	Industrial Conglomerates	65,018	3,773,645
			694,553,692
Hong Kong 1.3%
CK Hutchison Holdings Ltd	Industrial Conglomerates	14,891,500	155,687,800
Value Partners Group Ltd	Capital Markets	20,445,000	16,122,601
			171,810,401
India 1.5%
Bharti Airtel Ltd	Wireless Telecommunication Services	24,306,829	109,406,904
Hero Motocorp Ltd	Automobiles	1,932,181	84,755,196
			194,162,100
Ireland 0.4%
Bank of Ireland Group PLC	Banks	8,134,777	51,631,922
Israel 1.9%
[a] Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	10,979,246	236,492,959
Italy 2.1%
Eni SpA	Oil, Gas & Consumable Fuels	13,355,457	215,319,325
UniCredit SpA	Banks	3,955,620	50,970,285
			266,289,610
Japan 4.6%
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	5,429,100	129,873,620
Panasonic Corp	Household Durables	13,529,600	138,818,619
Seven & i Holdings Co. Ltd	Food & Staples Retailing	2,466,700	107,431,148
SoftBank Group Corp	Wireless Telecommunication Services	510,700	42,864,692
Suntory Beverage & Food Ltd	Beverages	2,371,000	99,440,151
Taiheiyo Cement Corp	Construction Materials	1,989,400	67,309,538
			585,737,768

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Luxembourg 2.3%
SES SA, IDR	Media	13,253,146	$287,222,910
Netherlands 3.6%
Aegon NV	Insurance	24,389,063	135,714,622
Akzo Nobel NV	Chemicals	1,768,595	148,312,555
ING Groep NV	Banks	13,988,548	169,136,693
			453,163,870
Singapore 1.9%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	108,261,100	243,008,554
South Korea 3.1%
KB Financial Group Inc	Banks	3,410,144	143,646,519
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	6,555,891	244,854,209
			388,500,728
Spain 0.4%
Telefonica SA	Diversified Telecommunication Services	5,543,830	49,739,895
Sweden 0.7%
Getinge AB, B	Health Care Equipment & Supplies	9,065,451	93,619,458
Switzerland 3.4%
Novartis AG	Pharmaceuticals	439,916	40,056,819
Roche Holding AG.	Pharmaceuticals	939,607	243,708,067
UBS Group AG	Capital Markets	11,238,949	151,829,037
			435,593,923
Thailand 1.4%
Bangkok Bank PCL, fgn	Banks	18,820,900	121,093,499
Bangkok Bank PCL, NVDR.	Banks	8,099,000	51,125,706
			172,219,205
United Kingdom 10.8%
BAE Systems PLC.	Aerospace & Defense	12,346,734	77,325,707
Barclays PLC	Banks	19,718	40,941
BP PLC	Oil, Gas & Consumable Fuels	39,001,030	258,526,141
HSBC Holdings PLC (GBP Traded)	Banks	438,459	3,712,943
HSBC Holdings PLC (HKD Traded)	Banks	17,244,540	147,448,570
Kingfisher PLC	Specialty Retail	53,846,910	171,603,380
Man Group PLC	Capital Markets	23,440,122	43,431,012
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,476,311	289,374,678
Standard Chartered PLC (GBP Traded)	Banks	27,733,407	215,442,172
Standard Chartered PLC (HKD Traded)	Banks	376,516	2,957,115
Vodafone Group PLC	Wireless Telecommunication Services	70,684,396	152,223,284
			1,362,085,943
United States 31.3%
Advance Auto Parts Inc	Specialty Retail	500,900	89,014,939
Allergan PLC	Pharmaceuticals	1,534,859	240,358,919
Ally Financial Inc	Consumer Finance	1,576,830	42,069,824
[a] Alphabet Inc., A	Interactive Media & Services	118,899	131,936,275
AmerisourceBergen Corp	Health Care Providers & Services	1,697,799	150,934,331
Amgen Inc	Biotechnology	374,485	77,986,501
Apache Corp	Oil, Gas & Consumable Fuels	4,311,020	151,446,133
Capital One Financial Corp	Consumer Finance	1,911,440	171,417,939
Cardinal Health Inc	Health Care Providers & Services	2,086,957	114,427,852
[a] Celgene Corp	Biotechnology	600,240	43,349,333
Citigroup Inc	Banks	4,343,680	281,427,027
Comcast Corp., A	Media	4,721,500	184,185,715
[a] CommScope Holding Co. Inc	Communications Equipment	4,523,500	81,875,350
Coty Inc., A.	Personal Products	16,180,455	134,944,995
Eli Lilly & Co	Pharmaceuticals	1,271,820	150,888,725
Exxon Mobil Corp	Oil, Gas & Consumable Fuels	1,801,300	143,203,350
Gilead Sciences Inc	Biotechnology	2,891,900	208,043,286

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
United States (continued)
JPMorgan Chase & Co	Banks	1,332,220	$148,129,542
Kellogg Co	Food Products	2,057,100	130,934,415
The Kroger Co	Food & Staples Retailing	3,396,200	100,731,292
[a] Mattel Inc	Leisure Products	9,669,300	134,403,270
Medtronic PLC	Health Care Equipment & Supplies	36,970	3,605,684
[a,c] Navistar International Corp	Machinery	4,255,520	136,346,861
[a] NetScout Systems Inc	Communications Equipment	850,920	22,787,638
Oracle Corp	Software	6,243,800	304,447,688
Perrigo Co. PLC	Pharmaceuticals	1,919,790	119,564,521
United Parcel Service Inc., B	Air Freight & Logistics	1,306,540	150,630,997
Voya Financial Inc	Diversified Financial Services	1,692,677	76,085,831
Walgreens Boots Alliance Inc	Food & Staples Retailing	2,868,600	242,884,362
			3,968,062,595
Total Common Stocks
(Cost $11,450,940,508)			12,052,172,892

		Principal
		Amount

Short Term Investments 5.1%

Time Deposits 5.1%
United States 5.1%
National Australia Bank Ltd, 2.08%, 12/03/18		$200,000,000	200,000,000
National Bank of Canada, 2.10%, 12/03/18		245,000,000	245,000,000
Royal Bank of Canada, 2.10%, 12/03/18		202,000,000	202,000,000
Total Time Deposits (Cost $647,000,000)			647,000,000
		Shares

Investments from Cash Collateral Received for
Loaned Securities (Cost $657,000) 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust Money Market Portfolio,
1.91%		657,000	657,000
Total Investments (Cost $12,098,597,508)
100.3%			12,699,829,892
Options Written (0.0)%†			(117,699)
Other Assets, less Liabilities (0.3)%			(39,811,312)
Net Assets 100.0%			$12,659,900,881

	Number of	Notional
	Contracts	Amount
Options Written (Premiums received
$1,980,024) (0.0)%†
Calls - Exchange-Traded
Navistar International Corp., January Strike Price $43.01,
Expires 1/18/19	4,975	497,500	(117,699)

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TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at November 30, 2018.
cA portion or all of the security is held in connection with written option contracts open at period end.
dSee Note 5 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

TEMPLETON GROWTH FUND, INC.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

|5

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	—	276,947,334	(276,290,334)	657,000	$657,000	$ —	$ —	$ —

|6

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Ireland	$—	$51,631,922	$—	$51,631,922
All Other Equity Investments.	12,000,540,970	—	—	12,000,540,970
Short Term Investments	657,000	647,000,000	—	647,657,000
Total Investments in Securities	$12,001,197,970	$698,631,922	$—	$12,699,829,892

Liabilities:
Other Financial Instruments:
Options Written	$—	$117,699	$—	$117,699

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency		Selected Portfolio
GBP	British Pound	ADR	American Depositary Receipt
HKD	Hong Kong Dollar	IDR	International Depositary Receipt
		NVDR	Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Templeton Growth Fund, Inc. and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund.  As a result, a material weakness exists at period end for the Templeton Growth Fund, Inc. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value. Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)  Changes in Internal Controls. As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/MATTHEW T. HINKLE____

     Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 24, 2019

By /s/ROBERT G. KUBILIS_____

   Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date January 24, 2019